March 11, 2005


Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C. 20549

Re:      Transamerica Corporate Separate Account Sixteen (File No. 333-109579)

Dear Commissioners:

On behalf of Transamerica Corporate Separate Account Sixteen of Transamerica Life Insurance Company ("separate account"), incorporated by reference are the Annual Reports for the underlying funds of the separate account for filing with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act").

The funds are as follows:

AIM Variable Insurance Funds - AIM V.I. Dynamics Fund - Series I Shares
AIM Variable Insurance Funds - AIM V.I. Financial Services Fund - Series I
Shares
AIM Variable Insurance Funds - AIM V.I. Health Sciences Fund - Series I Shares AIM Variable Insurance Funds - AIM V.I. Small Company Growth Fund - Series I Shares
AIM Variable Insurance Funds - AIM V.I. Technology Fund - Series I Shares Fidelity Variable Insurance Products Funds - Balanced Portfolio
Fidelity Variable Insurance Products Funds - Contrafund(R)Portfolio
Fidelity Variable Insurance Products Funds - Growth Portfolio
Fidelity Variable Insurance Products Funds - Growth Opportunities Portfolio Fidelity Variable Insurance Products Funds - High Income Portfolio
First Eagle Variable Funds, Inc. - First Eagle Overseas Variable Fund
Janus Aspen Series - Balanced Portfolio
Janus Aspen Series - Capital Appreciation Portfolio
Janus Aspen Series - Flexible Income Portfolio
Janus Aspen Series - Growth Portfolio
Janus Aspen Series - International Growth Portfolio
Janus Aspen Series - Mid Cap Growth Portfolio
Janus Aspen Series - Worldwide Growth Portfolio
PBHG Insurance Series Fund - PBHG Large Cap Growth Portfolio
PBHG Insurance Series Fund - PBHG Select Value Portfolio
PIMCO Variable Insurance Trust - All Asset Portfolio (Administrative Class) PIMCO Variable Insurance Trust - High Yield Portfolio (Institutional Class) PIMCO Variable Insurance Trust - Real Return Portfolio (Institutional Class) PIMCO Variable Insurance Trust - Short-Term Portfolio (Institutional Class) PIMCO Variable Insurance Trust - StocksPLUS Growth and Income Portfolio (Institutional Class)
PIMCO Variable Insurance Trust - Total Return Portfolio (Institutional Class)

Royce Capital Fund - Royce Micro-Cap Portfolio
Royce Capital Fund - Royce Small-Cap Portfolio
Rydex Variable Trust - Nova Fund
Rydex Variable Trust - OTC Fund
Scudder Investment VIT Funds - Scudder VIT EAFE(R) Equity Index Fund
Scudder Investment VIT Funds - Scudder VIT Small Cap Index Fund
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio
T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio
T. Rowe Price International Series, Inc. - T. Rowe Price International Stock Portfolio
Third Avenue Variable Series Trust - Third Avenue Value Portfolio
The Universal Institutional Funds, Inc. - U.S. Mid Cap Value Portfolio (Class
I)
Van Eck Worldwide Insurance Trust - Van Eck Worldwide Absolute Return Fund Vanguard Variable Insurance Fund - Vanguard VIF Balanced Portfolio
Vanguard Variable Insurance Fund - Vanguard VIF Capital Growth Portfolio Vanguard Variable Insurance Fund - Vanguard VIF Diversified Value Portfolio Vanguard Variable Insurance Fund - Vanguard VIF Equity Income Portfolio Vanguard Variable Insurance Fund - Vanguard VIF Equity Index Portfolio Vanguard Variable Insurance Fund - Vanguard VIF Growth Portfolio
Vanguard Variable Insurance Fund - Vanguard VIF High Yield Bond Portfolio Vanguard Variable Insurance Fund - Vanguard VIF International Portfolio Vanguard Variable Insurance Fund - Vanguard VIF Mid-Cap Index Portfolio Vanguard Variable Insurance Fund - Vanguard VIF Money Market Portfolio Vanguard Variable Insurance Fund - Vanguard VIF REIT Index Portfolio
Vanguard Variable Insurance Fund - Vanguard VIF Short-Term Investment-Grade Portfolio
Vanguard Variable Insurance Fund - Vanguard VIF Small Company Growth Portfolio Vanguard Variable Insurance Fund - Vanguard VIF Total Bond Market Index Portfolio
Vanguard Variable Insurance Fund - Vanguard VIF Total Stock Market Index
Portfolio


These Annual Reports are for the period ending December 31, 2004 and have been transmitted to contract holders in accordance with Rule 30d-2 under the Act. If you have any questions regarding this filing, please contact the undersigned at
(319) 298-4182.

Very truly yours,

/s/

James R. Trefz
Vice President

Document 1 The Annual Report AIM Variable Insurance Funds - AIM V.I. Dynamics Fund - Series I Shares dated December 31, 2004 that was filed with the Securities and Exchange Commission on February 25, 2005 (File No. 811-07452)

Document 2 The Annual Report of AIM Variable Insurance Funds - AIM V.I. Financial Services Fund - Series I Shares dated December 31, 2004 that was filed with the Securities and Exchange Commission on February 25, 2005 (File No. 811-07452)

Document 3 The Annual Report of AIM Variable Insurance Funds - AIM V.I. Health Sciences Fund - Series I Shares dated December 31, 2004 that was filed with the Securities and Exchange Commission on February 25, 2005 (File No. 811-07452)

Document 4 The Annual Report of AIM Variable Insurance Funds - AIM V.I. Small Company Growth Fund - Series I Shares dated December 31, 2004 that was filed with the Securities and Exchange Commission on February 25, 2005 (File No. 811-07452)

Document 5 The Annual Report of AIM Variable Insurance Funds - AIM V.I. Technology Fund - Series I Shares dated December 31, 2004 that was filed with the Securities and Exchange Commission on February 25, 2005 (File No. 811-07452)

Document 6 The Annual Report of Fidelity Variable Insurance Products Funds - Balanced Portfolio dated December 31, 2004 that was filed with the Securities and Exchange Commission on March 3, 2005 (File No. 811-03329, 811-05511, 811-07205)

Document 7 The Annual Report of Fidelity Variable Insurance Products Funds - Contrafund(R) Portfolio dated December 31, 2004 that was filed with the Securities and Exchange Commission on March 3, 2005 (File No. 811-03329, 811-05511, 811-07205)

Document 8 The Annual Report of Fidelity Variable Insurance Products Funds - Growth Portfolio dated December 31, 2004 that was filed with the Securities and Exchange Commission on March 3, 2005 (File No. 811-03329, 811-05511, 811-07205)

Document 9 The Annual Report of Fidelity Variable Insurance Products Funds - Growth Opportunities Portfolio dated December 31, 2004 that was filed with the Securities and Exchange Commission on March 3, 2005 (File No. 811-03329, 811-05511, 811-07205)

Document 10 The Annual Report of Fidelity Variable Insurance Products Funds - High Income Portfolio dated December 31, 2004 that was filed with the Securities and Exchange Commission on March 3, 2005 (File No. 811-03329, 811-05511, 811-07205)

Document 11 The Annual Report of First Eagle Variable Funds, Inc. - First Eagle Overseas Variable Fund dated December 31, 2004 that was filed with the Securities and Exchange Commission on March 4, 2005 (File No. 811-09092)

Document 12 The Annual Report of Janus Aspen Series - Balanced Portfolio dated December 31, 2004 that was filed with the Securities and Exchange Commission on February 25, 2005 (File No. 811-07736)

Document 13 The Annual Report of Janus Aspen Series - Capital Appreciation Portfolio dated December 31, 2004 that was filed with the Securities and Exchange Commission on February 25, 2005 (File No. 811-07736)

Document 14 The Annual Report of Janus Aspen Series - Flexible Income Portfolio dated December 31, 2004 that was filed with the Securities and Exchange Commission on February 25, 2005 (File No. 811-07736)

Document 15 The Annual Report of Janus Aspen Series - Growth Portfolio dated December 31, 2004 that was filed with the Securities and Exchange Commission on February 25, 2005 (File No. 811-07736)

Document 16 The Annual Report of Janus Aspen Series - International Growth Portfolio dated December 31, 2004 that was filed with the Securities and Exchange Commission on February 25, 2005 (File No. 811-07736)

Document 17 The Annual Report of Janus Aspen Series - Mid Cap Growth Portfolio dated December 31, 2004 that was filed with the Securities and Exchange Commission on February 25, 2005 (File No. 811-07736)

Document 18 The Annual Report of Janus Aspen Series - Worldwide Growth Portfolio dated December 31, 2004 that was filed with the Securities and Exchange Commission on February 25, 2005 (File No. 811-07736)

Document 19 The Annual Report of PBHG Insurance Series Fund - PBHG Large Cap Growth Portfolio dated December 31, 2004 that was filed with the Securities and Exchange Commission on February 23, 2005 (File No. 811-08009)

Document 20 The Annual Report of PBHG Insurance Series Fund - PBHG Select Value Portfolio dated December 31, 2004 that was filed with the Securities and Exchange Commission on February 23, 2005 (File No. 811-08009)

Document 21 The Annual Report PIMCO Variable Insurance Trust - All Asset Portfolio (Administrative Class) dated December 31, 2004 that was filed with the Securities and Exchange Commission on March 10, 2005 (File No. 811-08399)

Document 22 The Annual Report PIMCO Variable Insurance Trust - High Yield Portfolio (Institutional Class) dated December 31, 2004 that was filed with the Securities and Exchange Commission on March 10, 2005 (File No. 811-08399)

Document 23 The Annual Report PIMCO Variable Insurance Trust - Real Return Portfolio (Institutional Class) dated December 31, 2004 that was filed with the Securities and Exchange Commission on March 10, 2005 (File No. 811-08399)

Document 24 The Annual Report of PIMCO Variable Insurance Trust - Short-Term Portfolio (Institutional Class) dated December 31, 2004 that was filed with the Securities and Exchange Commission on March 10, 2005 (File No. 811-08399)

Document 25 The Annual Report PIMCO Variable Insurance Trust - StocksPLUS Growth and Income Portfolio (Institutional Class) dated December 31, 2004 that was filed with the Securities and Exchange Commission on March 10, 2005 (File No. 811-08399)

Document 26 The Annual Report of PIMCO Variable Insurance Trust - Total Return Portfolio (Institutional Class) dated December 31, 2004 that was filed with the Securities and Exchange Commission on March 10, 2005 (File No. 811-08399)

Document 27 The Annual Report of Royce Capital Fund - Royce Micro-Cap Portfolio dated December 31, 2004 that was filed with the Securities and Exchange Commission on March 8, 2005 (File No. 811-07537)

Document 28 The Annual Report of Royce Capital Fund - Royce Small-Cap Portfolio dated December 31, 2004 that was filed with the Securities and Exchange Commission on March 8, 2005 (File No. 811-07537)

Document 29 The Annual Report of Rydex Variable Trust - Nova Fund dated December 31, 2004 that was filed with the Securities and Exchange Commission on March 9, 2005 (File No. 811-08821)

Document 30 The Annual Report of Rydex Variable Trust - OTC Fund dated December 31, 2004 that was filed with the Securities and Exchange Commission on March 9, 2005 (File No. 811-08821)

Document 31 The Annual Report of Scudder Investment VIT Funds - Scudder VIT EAFE(R) Equity Index Fund dated December 31, 2004 that was filed with the Securities and Exchange Commission on March 11, 2005 (File No. 811-07507)

Document 32 The Annual Report of Scudder Investment VIT Funds - Scudder VIT Small Cap Index Fund dated December 31, 2004 that was filed with the Securities and Exchange Commission on March 11, 2005 (File No. 811-07507)

Document 33 The Annual Report of T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio dated December 31, 2004 that was filed with the Securities and Exchange Commission on March 1, 2005 (File No. 811-07143)

Document 34 The Annual Report of T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio dated December 31, 2004 that was filed with the Securities and Exchange Commission on February 28, 2005 (File No. 811-07143)

Document 35 The Annual Report of T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio dated December 31, 2004 that was filed with the Securities and Exchange Commission on February 28, 2005 (File No. 811-07143)

Document 36 The Annual Report of T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio dated December 31, 2004 that was filed with the Securities and Exchange Commission on February 28, 2005 (File No. 811-07143)

Document 37 The Annual Report of T. Rowe Price International Series, Inc. - T. Rowe Price International Stock Portfolio dated December 31, 2004 that was filed with the Securities and Exchange Commission on February 28, 2005 (File No. 811-07145)

Document 38 The Annual Report of Third Avenue Variable Series Trust - Third Avenue Value Portfolio dated December 31, 2004 that was filed with the Securities and Exchange Commission on February 25, 2005 (File No. 811-09395)

Document 39 The Annual Report of The Universal Institutional Funds, Inc. - U.S. Mid Cap Value Portfolio - Class I dated December 31, 2004 that was filed with the Securities and Exchange Commission on March 9, 2005 (File No. 811-07607)

Document 40 The -Annual Report of Van Eck Worldwide Insurance Trust - Van Eck Worldwide Absolute Return Fund dated December 31, 2004 that was filed with the Securities and Exchange Commission on March 7, 2005 (File No. 811-05083)

Document 41 The Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF Balanced Portfolio dated December 31, 2004 that was filed with the Securities and Exchange Commission on March 1, 2005 (File No. 811-05962)

Document 42 The Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF Capital Growth Portfolio dated December 31, 2004 that was filed with the Securities and Exchange Commission on March 1, 2005 (File No. 811-05962)

Document 43 The Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF Diversified Value Portfolio dated December 31, 2004 that was filed with the Securities and Exchange Commission on March 1, 2005 (File No. 811-05962)

Document 44 The Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF Equity Income Portfolio dated December 31, 2004 that was filed with the Securities and Exchange Commission on March 1, 2005 (File No. 811-05962)

Document 45 The Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF Equity Index Portfolio dated December 31, 2004 that was filed with the Securities and Exchange Commission on March 1, 2005 (File No. 811-05962)

Document 46 The Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF Growth Portfolio dated December 31, 2004 that was filed with the Securities and Exchange Commission March 1, 2005 (File No. 811-05962)

Document 47 The Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF High Yield Bond Portfolio dated December 31, 2004 that was filed with the Securities and Exchange Commission on March 1, 2005 (File No. 811-05962)

Document 48 The Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF International Portfolio dated December 31, 2004 that was filed with the Securities and Exchange Commission on March 1, 2005 (File No. 811-05962)

Document 49 The Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF Mid-Cap Index Portfolio dated December 31, 2004 that was filed with the Securities and Exchange Commission on March 1, 2005 (File No. 811-05962)

Document 50 The Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF Money Market Portfolio dated December 31, 2004 that was filed with the Securities and Exchange Commission on March 1, 2005 (File No. 811-05962)

Document 51 The Annual Report Vanguard Variable Insurance Fund - Vanguard VIF REIT Index Portfolio dated December 31, 2004 that was filed with the Securities and Exchange Commission on March 1, 2005 (File No. 811-05962)

Document 52 The Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF Short-Term Investment-Grade Portfolio dated December 31, 2004 that was filed with the Securities and Exchange Commission on March 1, 2005 (File No. 811-05962)

Document 53 The Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF Small Company Growth Portfolio dated December 31, 2004 that was filed with the Securities and Exchange Commission on March 1, 2005 (File No. 811-05962)

Document 54 The Annual Report Vanguard Variable Insurance Fund - Vanguard VIF Total Bond Market Index Portfolio dated December 31, 2004 that was filed with the Securities and Exchange Commission on March 1, 2005 (File No. 811-05962)

Document 55 The Annual Report Vanguard Variable Insurance Fund - Vanguard VIF Total Stock Market Index Portfolio dated December 31, 2004 that was filed with the Securities and Exchange Commission on March 1, 2005 (File No. 811-05962)